Schedule of Investments (unaudited)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Azerbaijan — 0.3%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	$53,437	$60,844,704

Bahrain — 0.2%
Oil and Gas Holding Co. BSCC (The), 7.50%,
10/25/27(a)	26,598	28,454,008

Chile — 1.0%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(a)	21,546	21,240,316
3.15%, 01/14/30 (Call 10/14/29)(a)	16,207	16,073,292
3.63%, 08/01/27 (Call 05/01/27)(a)	25,328	26,551,659
3.70%, 01/30/50 (Call 07/30/49)(a)	47,502	44,957,674
4.38%, 02/05/49 (Call 08/05/48)(a)	21,850	23,151,441
4.50%, 08/01/47 (Call 02/01/47)(a)	24,280	26,128,315
Empresa de Transporte de Pasajeros Metro SA, 4.70%,
05/07/50 (Call 11/07/49)(a)	20,223	22,174,520
		180,277,217
China — 2.2%
China Minmetals Corp., 3.75%, (Call 11/13/22)(a)(b)(c)	11,797	11,973,327
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	14,998	14,635,498
3.38%, 06/19/24(a)	15,756	16,153,839
4.13%, 07/19/27(a)	14,450	15,285,932
4.63%, 03/14/23(a)	11,661	11,992,755
5.13%, 03/14/28(a)	24,438	27,218,067
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%,
10/03/23(a)	16,126	16,857,153
Minmetals Bounteous Finance BVI Ltd., 3.38%,
(Call 09/03/24)(a)(b)(c)	13,620	13,926,112
Sinopec Group Overseas Development 2012 Ltd., 4.88%,
05/17/42(a)	13,706	16,126,754
Sinopec Group Overseas Development 2013 Ltd., 4.38%,
10/17/23(a)	19,764	20,660,495
Sinopec Group Overseas Development 2014 Ltd., 4.38%,
04/10/24(a)	19,405	20,488,575
Sinopec Group Overseas Development 2015 Ltd., 3.25%,
04/28/25(a)	20,634	21,387,141
Sinopec Group Overseas Development 2017 Ltd., 3.63%,
04/12/27(a)	14,433	15,257,269
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(a)	14,330	13,946,959
2.15%, 05/13/25 (Call 04/13/25)(a)	13,754	13,776,144
2.30%, 01/08/31(a)	16,849	16,177,399
2.70%, 05/13/30 (Call 02/13/30)(a)	20,832	20,717,111
2.95%, 11/12/29 (Call 08/12/29)(a)	13,233	13,422,894
SPIC MTN Co. Ltd., 1.63%, 07/27/25(a)	13,471	13,112,133
State Grid Overseas Investment 2013 Ltd., 3.13%,
05/22/23(a)	8,545	8,714,704
State Grid Overseas Investment 2014 Ltd., 4.13%,
05/07/24(a)	22,317	23,498,016
State Grid Overseas Investment 2016 Ltd.
1.63%, 08/05/30 (Call 05/05/30)(a)	16,278	15,088,566
3.50%, 05/04/27 (a)	32,309	34,184,215
Three Gorges Finance I Cayman Islands Ltd., 3.15%,
06/02/26(a)	14,174	14,656,058
		409,257,116

	Par
Security	(000)	Value

Indonesia — 1.1%
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(a)	$11,115	$11,588,610
5.45%, 05/15/30 (Call 02/15/30)(a)	10,503	11,443,019
6.53%, 11/15/28(a)	10,453	12,086,177
Pelabuhan Indonesia II PT, 4.25%, 05/05/25(a)	12,020	12,592,272
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(a)	10,878	10,335,297
4.18%, 01/21/50 (Call 07/21/49)(a)	10,589	10,263,388
4.30%, 05/20/23(a)	14,305	14,710,010
5.63%, 05/20/43(a)	15,590	17,098,333
6.00%, 05/03/42(a)	12,596	14,369,674
6.45%, 05/30/44 (a)	16,285	19,702,815
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(a)	725	750,284
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.00%, 06/30/50 (Call 12/30/49)(a)	10,556	9,462,794
4.13%, 05/15/27(a)	14,086	14,577,249
5.25%, 10/24/42(a)	10,295	10,686,210
5.45%, 05/21/28(a)	10,670	11,815,691
6.15%, 05/21/48(a)	10,900	12,501,101
		193,982,924
Kazakhstan — 0.8%
KazMunayGas National Co. JSC
4.75%, 04/19/27(a)	25,496	27,158,020
5.38%, 04/24/30(a)	33,333	36,897,298
5.75%, 04/19/47(a)	33,092	36,483,930
6.38%, 10/24/48(a)	39,587	47,108,530
		147,647,778
Malaysia — 1.9%
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)	33,596	32,500,770
3.40%, 04/28/61 (Call 10/28/60)(a)	46,627	44,770,663
3.50%, 03/18/25(a)	40,188	41,961,898
3.50%, 04/21/30 (Call 01/21/30)(a)	60,175	63,306,507
4.50%, 03/18/45 (a)	39,895	46,859,172
4.55%, 04/21/50 (Call 10/21/49)(a)	73,057	86,161,599
4.80%, 04/21/60 (Call 10/21/59)(a)	26,576	32,958,758
		348,519,367
Mexico — 2.6%
Banco Nacional de Comercio Exterior SNC/Cayman
Islands, 4.38%, 10/14/25(a)	8,525	9,195,278
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(a)	10,797	10,063,479
4.75%, 02/23/27(a)	8,681	9,418,885
4.88%, 01/15/24(a)	10,381	10,874,097
Mexico City Airport Trust, 5.50%, 07/31/47
(Call 01/31/47)(a)	18,400	17,112,000
Petroleos Mexicanos
4.50%, 01/23/26	9,025	8,957,313
5.35%, 02/12/28	16,080	15,680,573
5.95%, 01/28/31 (Call 10/28/30)	31,767	30,127,029
6.35%, 02/12/48	15,090	12,419,070
6.38%, 01/23/45	12,557	10,486,225
6.49%, 01/23/27 (Call 11/23/26)	15,372	16,040,682
6.50%, 03/13/27	35,361	36,841,742
6.50%, 01/23/29	12,105	12,304,732
6.50%, 06/02/41	13,703	11,846,243
6.63%, 06/15/35	24,170	22,514,355
6.70%, 02/16/32 (Call 11/16/31)(d)	56,911	56,205,304

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mexico (continued)
6.70%, 02/16/32 (Call 11/16/31)(a)	$400	$395,040
6.75%, 09/21/47	49,801	42,480,253
6.84%, 01/23/30 (Call 10/23/29)	25,725	26,200,912
6.88%, 08/04/26	18,162	19,460,583
6.95%, 01/28/60 (Call 07/28/59)	33,483	28,468,921
7.69%, 01/23/50 (Call 07/23/49)	69,009	63,764,316
		470,857,032
Pakistan — 0.1%
Pakistan Global Sukuk Programme Co Ltd/The, 7.95%,
01/31/29(d)	18,375	18,744,521

Panama — 0.3%
Aeropuerto Internacional de Tocumen SA, 5.13%,
08/11/61 (Call 08/11/60)(a)	31,549	30,598,587
Banco Nacional de Panama, 2.50%, 08/11/30
(Call 05/11/30)(a)	24,064	21,672,760
		52,271,347
Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	21,043	20,626,085
5.63%, 06/19/47(a)	41,687	38,385,911
		59,011,996
Philippines — 0.1%
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/02/24(a)	22,527	25,882,115

Qatar — 0.9%
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(d)	20,349	19,585,913
2.25%, 07/12/31 (Call 04/12/31)(d)	45,960	44,236,500
3.13%, 07/12/41 (Call 01/12/41)(d)	47,400	45,903,108
3.30%, 07/12/51 (Call 01/12/51)(d)	54,561	53,606,182
Qatar Petroleum, 1.38%, 09/12/26 (Call 08/12/26)(a)	166	159,775
		163,491,478
Russia — 0.2%
Vnesheconombank Via VEB Finance PLC
5.94%, 11/21/23(a)	21,003	21,282,602
6.80%, 11/22/25(a)	17,779	18,530,341
		39,812,943
South Africa — 0.4%
Eskom Holdings SOC Ltd.
6.35%, 08/10/28(a)	22,579	23,623,279
6.75%, 08/06/23(a)	25,182	25,446,411
7.13%, 02/11/25(a)	31,687	32,049,420
		81,119,110
United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	23,517	26,280,247
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31
(Call 02/06/31)(a)	10,764	10,414,170
DAE Funding LLC, 1.55%, 08/01/24 (Call 07/01/24)(a)	11,148	10,852,578
DP World Crescent Ltd.
3.88%, 07/18/29(a)	11,348	11,779,224
3.91%, 05/31/23(a)	10,016	10,287,058
4.85%, 09/26/28(a)	11,167	12,213,906
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	14,541	16,885,736
6.85%, 07/02/37(a)	18,740	23,399,232
DP World Salaam, 6.00%, (Call 10/01/25)(a)(b)(c)	16,778	17,957,703

	Par
Security	(000)	Value

United Arab Emirates (continued)
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(a)	$11,446	$11,634,144
3.40%, 06/07/51 (Call 12/07/50)(a)	10,685	10,725,069
MDGH-GMTN BV
2.50%, 05/21/26 (Call 04/21/26)(a)	11,033	11,088,165
2.88%, 11/07/29 (Call 08/07/29)(a)	10,754	10,848,098
2.88%, 05/21/30 (Call 02/21/30)(a)	10,787	10,867,903
3.70%, 11/07/49 (Call 05/07/49)(a)	16,152	16,757,700
3.95%, 05/21/50 (Call 11/21/49)(a)	22,189	24,075,065
		236,065,998
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/27(a)(e)(f)	24,185	906,937
5.50%, 04/12/37(a)(e)(f)	22,444	841,658
6.00%, 05/16/24(a)(e)(f)	32,388	1,214,527
6.00%, 11/15/26(a)(e)(f)	30,450	1,065,763
9.00%, 11/17/21(a)(e)(f)	28,268	1,060,052
9.75%, 05/17/35(a)(e)(f)	31,912	1,196,676
12.75%, 02/17/22(a)(e)(f)	14,002	455,075
		6,740,688

Total Corporate Bonds & Notes — 13.7%
(Cost: $2,674,669,788)		2,522,980,342

Foreign Government Obligations(g)

Angola — 1.2%
Angolan Government International Bond
8.00%, 11/26/29(a)	47,000	46,538,812
8.25%, 05/09/28(a)	46,524	46,678,111
9.13%, 11/26/49(a)	33,500	31,883,625
9.38%, 05/08/48(a)	46,756	45,478,977
9.50%, 11/12/25(a)	39,504	43,128,492
		213,708,017
Argentina — 1.4%
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 03/03/22)(h)	191,428	64,702,785
1.00%, 07/09/29 (Call 03/03/22)	31,051	10,976,453
1.13%, 07/09/35 (Call 03/03/22)(h)	241,540	74,515,092
1.13%, 07/09/46 (Call 03/03/22)(h)	25,267	7,959,186
2.00%, 01/09/38 (Call 03/03/22)(h)	134,397	50,936,286
2.50%, 07/09/41 (Call 03/03/22)(h)	123,774	44,001,841
		253,091,643
Azerbaijan — 0.5%
Republic of Azerbaijan International Bond
3.50%, 09/01/32(a)	28,999	28,632,888
4.75%, 03/18/24(a)	33,373	35,068,765
State Oil Co. of the Azerbaijan Republic, 4.75%,
03/13/23(a)	20,617	21,207,162
		84,908,815
Bahrain — 2.6%
Bahrain Government International Bond
5.25%, 01/25/33(a)	26,232	23,805,540
5.45%, 09/16/32(a)	26,325	24,844,219
5.63%, 09/30/31(a)	26,375	25,283,734
5.63%, 05/18/34(d)	27,074	24,671,183
5.63%, 05/18/34(a)	200	182,250
6.00%, 09/19/44(a)	33,107	28,695,492
6.13%, 08/01/23(a)	37,448	39,034,859

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Bahrain (continued)
6.75%, 09/20/29(a)	$33,544	$35,154,112
7.00%, 01/26/26(a)	29,852	32,124,484
7.00%, 10/12/28(a)	42,375	45,076,406
7.38%, 05/14/30(a)	25,622	27,668,557
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(a)	26,360	27,493,480
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	26,640	29,570,400
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(d)	28,589	27,695,594
3.88%, 05/18/29(a)	600	581,250
3.95%, 09/16/27(a)	26,291	26,192,409
4.50%, 03/30/27(a)	27,164	27,848,193
6.25%, 11/14/24(a)	26,359	28,069,040
		473,991,202
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%,
03/20/28(a)	25,580	22,427,265

Brazil — 3.3%
Banco Nacional de Desenvolvimento Economico e
Social, 5.75%, 09/26/23(a)	18,369	19,526,247
Brazilian Government International Bond
2.88%, 06/06/25	29,601	29,601,000
3.75%, 09/12/31	25,322	23,068,342
3.88%, 06/12/30	59,405	55,833,274
4.25%, 01/07/25	71,493	75,215,104
4.50%, 05/30/29 (Call 02/28/29)	30,992	30,784,741
4.63%, 01/13/28 (Call 10/13/27)	51,054	52,244,196
4.75%, 01/14/50 (Call 07/14/49)	68,215	57,441,294
5.00%, 01/27/45	56,536	50,433,646
5.63%, 01/07/41	36,507	35,715,254
5.63%, 02/21/47	47,443	44,857,357
6.00%, 04/07/26	36,030	39,977,537
7.13%, 01/20/37	28,031	32,748,968
8.25%, 01/20/34	22,545	28,523,652
8.88%, 04/15/24	17,294	20,053,474
		596,024,086
Chile — 2.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	35,325	33,973,819
2.55%, 01/27/32 (Call 10/27/31)	30,008	28,907,081
2.55%, 07/27/33 (Call 04/27/33)	43,629	40,771,300
3.10%, 05/07/41 (Call 11/07/40)	55,251	51,107,175
3.10%, 01/22/61 (Call 07/22/60)	38,547	33,205,831
3.24%, 02/06/28 (Call 11/06/27)	39,903	41,194,860
3.25%, 09/21/71 (Call 03/21/71)	20,241	17,306,055
3.50%, 01/25/50 (Call 07/25/49)	45,561	43,732,865
3.50%, 04/15/53 (Call 10/15/52)	29,747	28,237,340
3.86%, 06/21/47	25,790	26,479,883
Republic of Chile
2.75%, 01/31/27	14,250	14,421,000
3.50%, 01/31/34	13,950	14,173,200
4.00%, 01/31/52	7,600	7,790,000
		381,300,409
China — 1.5%
China Development Bank, 1.00%, 10/27/25(a)	13,353	12,913,686
China Government International Bond
0.40%, 10/21/23(a)	17,155	16,894,416
0.55%, 10/21/25(a)	30,923	29,628,563
0.75%, 10/26/24(d)	13,500	13,227,435

	Par
Security	(000)	Value

China (continued)
0.75%, 10/26/24(a)	$1,200	$1,175,772
1.20%, 10/21/30(a)	27,033	25,503,473
1.25%, 10/26/26(d)	20,400	20,039,736
1.25%, 10/26/26(a)	1,400	1,375,276
1.75%, 10/26/31(d)	14,400	14,136,192
1.75%, 10/26/31(a)	200	196,336
1.95%, 12/03/24(a)	27,496	27,777,284
2.13%, 12/03/29(a)	26,474	26,832,193
2.63%, 11/02/27(a)	13,629	14,112,012
3.25%, 10/19/23(a)	19,927	20,583,196
3.50%, 10/19/28(a)	13,643	14,958,458
Export-Import Bank of China (The)
2.88%, 04/26/26(a)	13,683	14,166,421
3.63%, 07/31/24(a)	20,319	21,306,300
		274,826,749
Colombia — 2.9%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	13,275	13,301,550
3.00%, 01/30/30 (Call 10/30/29)	27,731	24,174,499
3.13%, 04/15/31 (Call 01/15/31)	45,636	39,112,904
3.25%, 04/22/32 (Call 01/22/32)	36,326	31,058,730
3.88%, 04/25/27 (Call 01/25/27)	34,140	33,516,945
3.88%, 02/15/61 (Call 08/15/60)	23,655	17,176,487
4.00%, 02/26/24 (Call 11/26/23)	24,919	25,499,924
4.13%, 02/22/42 (Call 08/22/41)	17,972	14,179,908
4.13%, 05/15/51 (Call 11/15/50)	27,132	20,574,535
4.50%, 01/28/26 (Call 10/28/25)	27,072	27,914,616
4.50%, 03/15/29 (Call 12/15/28)	36,285	35,622,799
5.00%, 06/15/45 (Call 12/15/44)	78,873	67,056,839
5.20%, 05/15/49 (Call 11/15/48)	50,319	43,346,673
5.63%, 02/26/44 (Call 08/26/43)	44,034	40,285,606
6.13%, 01/18/41	43,969	43,029,163
7.38%, 09/18/37	32,332	35,884,478
8.13%, 05/21/24	17,893	20,060,290
		531,795,946
Costa Rica — 0.5%
Costa Rica Government International Bond
6.13%, 02/19/31(a)	30,335	29,639,191
7.00%, 04/04/44(a)	26,666	24,679,383
7.16%, 03/12/45(a)	34,425	32,301,408
		86,619,982
Croatia — 0.5%
Croatia Government International Bond
5.50%, 04/04/23(a)	33,974	35,502,830
6.00%, 01/26/24(a)	46,347	50,077,934
		85,580,764
Dominican Republic — 2.9%
Dominican Republic International Bond
4.50%, 01/30/30(a)	48,852	47,884,120
4.88%, 09/23/32(a)	71,442	70,093,532
5.30%, 01/21/41(a)	37,083	35,305,334
5.50%, 01/27/25(a)	30,726	32,723,190
5.88%, 01/30/60(a)	77,277	69,950,174
5.95%, 01/25/27(a)	42,054	45,996,562
6.00%, 07/19/28(a)	31,805	34,733,048
6.40%, 06/05/49(a)	37,022	36,982,664
6.50%, 02/15/48(a)	24,646	24,866,274
6.85%, 01/27/45(a)	49,737	52,217,633
6.88%, 01/29/26(a)	37,049	41,680,125

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Dominican Republic (continued)
7.45%, 04/30/44(a)	$37,180	$41,973,896
		534,406,552
Ecuador — 1.7%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	27,040	15,798,134
0.50%, 07/31/40(a)(h)	90,622	55,381,268
1.00%, 07/31/35(a)(h)	225,891	158,166,178
5.00%, 07/31/30(a)(h)	97,978	85,320,544
		314,666,124
Egypt — 2.6%
Egypt Government International Bond
5.75%, 05/29/24(a)	27,806	28,362,120
5.80%, 09/30/27(d)	21,979	20,605,313
5.80%, 09/30/27(a)	4,174	3,913,125
5.88%, 06/11/25(a)	32,668	32,994,680
5.88%, 02/16/31(a)	33,180	27,954,150
6.59%, 02/21/28(a)	29,329	27,642,582
7.05%, 01/15/32(a)	22,397	19,625,371
7.30%, 09/30/33(d)	26,279	22,895,579
7.30%, 09/30/33(a)	200	174,250
7.50%, 01/31/27(a)	43,244	43,568,330
7.50%, 02/16/61(a)	33,398	25,841,703
7.60%, 03/01/29(a)	39,056	37,737,860
7.63%, 05/29/32(a)	38,786	34,810,435
7.90%, 02/21/48(a)	34,064	27,123,460
8.50%, 01/31/47(a)	58,536	48,877,560
8.70%, 03/01/49(a)	37,274	31,449,937
8.88%, 05/29/50(a)	46,284	39,572,820
		473,149,275
El Salvador — 0.2%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(a)	29,057	15,078,767
7.65%, 06/15/35(a)	26,607	14,397,713
9.50%, 07/15/52 (Call 07/20/49)(a)	26,472	15,309,088
		44,785,568
Ethiopia — 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(a)	26,270	19,740,263

Gabon — 0.1%
Gabon Government International Bond, 6.63%,
02/06/31(a)	26,460	25,580,205

Ghana — 1.2%
Ghana Government International Bond
6.38%, 02/11/27(a)	32,464	25,890,040
7.63%, 05/16/29(a)	26,313	20,524,140
7.75%, 04/07/29(a)	26,740	20,924,050
7.88%, 02/11/35(a)	26,909	19,946,296
8.13%, 01/18/26(a)	25,700	22,904,990
8.13%, 03/26/32(a)	32,881	24,989,560
8.63%, 04/07/34(a)	26,545	20,107,838
8.63%, 06/16/49(a)	26,801	19,899,743
8.95%, 03/26/51(a)	26,772	19,945,140
10.75%, 10/14/30(a)	26,263	27,838,780
		222,970,577
Guatemala — 0.2%
Guatemala Government Bond, 6.13%,
06/01/50(Call 12/01/49)(a)	37,260	40,666,961

	Par
Security	(000)	Value

Hungary — 1.4%
Hungary Government International Bond
2.13%, 09/22/31(d)	$62,065	$58,730,862
2.13%, 09/22/31(a)	1,400	1,324,792
3.13%, 09/21/51(d)	51,491	47,896,285
3.13%, 09/21/51(a)	1,600	1,488,300
5.38%, 03/25/24	48,394	51,977,353
5.75%, 11/22/23	45,318	48,692,650
7.63%, 03/29/41	33,248	52,124,339
		262,234,581
India — 0.6%
Export-Import Bank of India
2.25%, 01/13/31(a)	26,812	24,261,643
3.25%, 01/15/30(a)	26,281	26,047,756
3.38%, 08/05/26(a)	24,845	25,605,257
3.88%, 02/01/28(a)	27,108	28,349,885
		104,264,541
Indonesia — 3.8%
Indonesia Government International Bond
1.85%, 03/12/31	13,648	12,677,081
2.15%, 07/28/31 (Call 04/28/31)	12,649	11,986,319
2.85%, 02/14/30	13,191	13,242,940
3.05%, 03/12/51	20,809	18,938,479
3.38%, 04/15/23(a)	7,527	7,716,003
3.50%, 01/11/28	13,716	14,400,086
3.70%, 10/30/49	10,970	10,642,107
3.85%, 07/18/27(a)	11,132	11,913,327
3.85%, 10/15/30	18,165	19,667,018
4.10%, 04/24/28	10,950	11,882,803
4.13%, 01/15/25(a)	21,972	23,404,300
4.20%, 10/15/50	17,718	18,760,881
4.35%, 01/08/27(a)	13,691	14,925,757
4.35%, 01/11/48	18,650	19,724,427
4.45%, 04/15/70	10,667	11,548,201
4.63%, 04/15/43(a)	16,608	18,063,027
4.75%, 01/08/26(a)	24,778	27,175,271
4.75%, 02/11/29	14,736	16,542,781
4.75%, 07/18/47(a)	10,085	11,268,727
5.13%, 01/15/45(a)	21,921	25,321,166
5.25%, 01/17/42(a)	24,847	29,098,943
5.25%, 01/08/47(a)	16,215	19,216,559
5.35%, 02/11/49	10,435	12,627,498
5.88%, 01/15/24(a)	21,896	23,781,793
5.95%, 01/08/46(a)	13,534	17,469,856
6.63%, 02/17/37(a)	16,468	21,653,361
6.75%, 01/15/44(a)	21,473	29,796,150
7.75%, 01/17/38(a)	21,757	31,374,954
8.50%, 10/12/35(a)	17,523	26,501,347
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(a)	12,826	12,522,793
2.55%, 06/09/31(a)	11,624	11,421,859
2.80%, 06/23/30(a)	10,237	10,306,100
3.75%, 03/01/23(a)	6,595	6,767,294
4.15%, 03/29/27(a)	22,031	23,763,187
4.33%, 05/28/25(a)	22,601	24,236,747
4.35%, 09/10/24(a)	16,389	17,477,844
4.40%, 03/01/28(a)	19,563	21,516,855
4.45%, 02/20/29(a)	14,394	16,011,526
4.55%, 03/29/26(a)	18,998	20,841,993
		696,187,360

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iraq — 0.4%
Iraq International Bond
5.80%, 01/15/28 (Call 03/17/22)(a)	$53,773	$51,413,470
6.75%, 03/09/23(a)	22,270	22,371,607
		73,785,077
Ivory Coast — 0.2%
Ivory Coast Government International Bond, 6.13%,
06/15/33(a)	33,277	34,052,770

Jamaica — 0.8%
Jamaica Government International Bond
6.75%, 04/28/28	37,771	42,924,381
7.88%, 07/28/45	47,751	65,741,189
8.00%, 03/15/39	33,587	46,177,927
		154,843,497
Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(a)	26,790	27,774,533
5.85%, 07/07/30(a)	33,258	32,842,275
6.13%, 01/29/26(a)	25,829	27,189,865
7.38%, 10/10/47(a)	26,389	25,808,442
		113,615,115
Kazakhstan — 1.1%
Kazakhstan Government International Bond
3.88%, 10/14/24(a)	39,741	41,926,755
4.88%, 10/14/44(a)	27,280	31,099,200
5.13%, 07/21/25(a)	66,191	72,412,954
6.50%, 07/21/45(a)	40,168	53,423,440
		198,862,349
Kenya — 0.9%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	26,767	25,027,145
6.88%, 06/24/24(a)	51,447	54,405,202
7.25%, 02/28/28(a)	25,386	26,179,313
8.00%, 05/22/32(a)	31,881	33,315,645
8.25%, 02/28/48(a)	26,649	25,583,040
		164,510,345
Kuwait — 0.7%
Kuwait International Government Bond, 3.50%,
03/20/27(a)	118,650	126,162,028

Lebanon — 0.1%
Lebanon Government International Bond
6.00%, 01/27/23(a)(e)(f)	29,659	3,077,121
6.10%, 10/04/22(a)(e)(f)	41,515	4,410,969
6.60%, 11/27/26(a)(e)(f)	42,947	4,455,751
6.65%, 02/26/30(a)(e)(f)	37,997	3,942,189
6.75%, 11/29/27(a)(e)(f)	26,947	2,795,751
6.85%, 03/23/27(a)(e)(f)	34,090	3,536,838
7.00%, 03/23/32(a)(e)(f)	27,216	2,823,660
		25,042,279
Malaysia — 0.7%
1MDB Global Investments Ltd., 4.40%, 03/09/23(a)	75,500	75,356,550
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(a)	26,621	27,624,279
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(a)	26,629	27,932,157
		130,912,986
Mexico — 3.0%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	30,373	28,611,366
3.25%, 04/16/30 (Call 01/16/30)	19,621	19,542,516

Security	Par (000)	Value

Mexico (continued)
3.60%, 01/30/25	$15,387	$16,071,722
3.75%, 01/11/28	16,065	16,892,348
3.75%, 04/19/71 (Call 10/19/70)	26,430	21,963,330
3.77%, 05/24/61 (Call 11/24/60)	29,385	25,094,790
4.13%, 01/21/26	18,475	19,842,150
4.15%, 03/28/27	21,916	23,691,196
4.28%, 08/14/41 (Call 02/14/41)	28,701	28,083,928
4.35%, 01/15/47	13,014	12,597,552
4.50%, 04/22/29	30,264	32,760,780
4.50%, 01/31/50 (Call 07/31/49)	23,597	23,349,231
4.60%, 01/23/46	22,696	22,741,392
4.60%, 02/10/48	21,441	21,408,838
4.75%, 04/27/32 (Call 01/27/32)	22,796	24,927,426
4.75%, 03/08/44	36,568	37,591,904
5.00%, 04/27/51 (Call 10/27/50)	22,537	23,911,757
5.55%, 01/21/45	24,389	27,693,709
5.75%, 10/12/2110	23,626	25,634,210
6.05%, 01/11/40	25,570	30,313,235
6.75%, 09/27/34	16,114	20,497,008
8.30%, 08/15/31	9,963	14,142,479
United Maxican States
3.50%, 02/12/34	14,800	14,289,400
4.40%, 02/12/52	14,500	13,999,750
		545,652,017
Morocco — 0.3%
Morocco Government International Bond
3.00%, 12/15/32(a)	26,432	24,416,560
4.00%, 12/15/50(a)	33,302	28,639,720
		53,056,280
Nigeria — 1.8% Nigeria Government International Bond
6.13%, 09/28/28(d)	30,872	29,604,319
6.13%, 09/28/28(a)	3,990	3,826,161
6.50%, 11/28/27(a)	39,475	39,573,687
7.14%, 02/23/30(a)	32,467	31,695,909
7.38%, 09/28/33(a)	40,959	38,086,750
7.63%, 11/21/25(a)	29,674	32,047,920
7.63%, 11/28/47(a)	40,612	35,535,500
7.70%, 02/23/38(a)	33,345	30,010,500
7.88%, 02/16/32(a)	39,935	38,736,950
8.25%, 09/28/51(d)	34,722	31,683,825
8.25%, 09/28/51(a)	190	173,375
8.75%, 01/21/31(a)	23,576	24,194,870
		335,169,766
Oman — 3.1%
Oman Government International Bond
4.75%, 06/15/26(a)	53,425	54,493,500
4.88%, 02/01/25(a)	26,918	27,691,893
5.38%, 03/08/27(a)	42,556	43,832,680
5.63%, 01/17/28(a)	51,396	53,451,840
6.00%, 08/01/29(a)	45,853	48,145,650
6.25%, 01/25/31(a)	37,871	40,237,938
6.50%, 03/08/47(a)	43,018	40,920,872
6.75%, 10/28/27(a)	31,400	34,422,250
6.75%, 01/17/48(a)	58,610	57,364,537
7.00%, 01/25/51(a)	21,711	21,819,555
7.38%, 10/28/32(a)	22,791	25,839,296
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(a)	40,350	41,459,625

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oman (continued)
4.88%, 06/15/30(a)	$37,335	$39,248,419
5.93%, 10/31/25(a)	32,282	35,106,675
		564,034,730
Pakistan — 0.7%
Pakistan Government International Bond
6.00%, 04/08/26(a)	33,333	32,086,679
6.88%, 12/05/27(a)	40,113	38,866,990
7.38%, 04/08/31(a)	36,758	34,372,773
8.25%, 04/15/24(a)	26,945	28,128,896
		133,455,338
Panama — 2.7%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	53,803	49,155,766
3.16%, 01/23/30 (Call 10/23/29)	33,557	33,741,564
3.75%, 03/16/25 (Call 12/16/24)	30,322	31,616,370
3.87%, 07/23/60 (Call 01/23/60)	71,220	65,268,679
3.88%, 03/17/28 (Call 12/17/27)	30,235	31,752,419
4.30%, 04/29/53	42,096	41,748,708
4.50%, 05/15/47	26,747	27,587,859
4.50%, 04/16/50 (Call 10/16/49)	58,060	59,359,092
4.50%, 04/01/56 (Call 10/01/55)	55,388	56,384,984
6.70%, 01/26/36	46,182	58,760,822
Republic of Panama
3.30%, 01/19/33	17,400	17,321,700
4.50%, 01/19/63	20,000	20,220,000
		492,917,963
Paraguay — 0.5%
Paraguay Government International Bond
4.95%, 04/28/31 (Call 01/28/31)(a)	26,752	29,114,536
5.40%, 03/30/50 (Call 09/30/49)(a)	30,715	32,870,809
6.10%, 08/11/44(a)	26,859	31,346,132
		93,331,477
Peru — 2.8%
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	22,104	19,441,850
2.39%, 01/23/26 (Call 12/23/25)	20,267	20,258,133
2.78%, 01/23/31 (Call 10/23/30)	76,705	74,226,470
2.78%, 12/01/60 (Call 06/01/60)	42,311	33,975,733
3.00%, 01/15/34 (Call 10/15/33)	46,717	44,778,244
3.23%, 07/28/2121 (Call 01/28/21)	21,438	16,745,758
3.30%, 03/11/41 (Call 09/11/40)	26,573	24,952,047
3.55%, 03/10/51 (Call 09/10/50)	32,785	31,551,464
3.60%, 01/15/72 (Call 07/15/71)	21,479	18,965,957
4.13%, 08/25/27	20,256	21,829,638
5.63%, 11/18/50	54,016	71,260,608
6.55%, 03/14/37	23,837	31,171,347
7.35%, 07/21/25	32,522	38,067,001
8.75%, 11/21/33	45,647	68,707,294
		515,931,544
Philippines — 3.3%
Philippine Government International Bond
1.65%, 06/10/31	23,650	21,731,039
2.46%, 05/05/30	19,200	18,962,112
2.65%, 12/10/45	29,301	25,714,851
2.95%, 05/05/45	25,948	23,745,274
3.00%, 02/01/28	38,050	39,528,623
3.20%, 07/06/46	42,681	40,338,240
3.70%, 03/01/41	37,122	37,682,914
3.70%, 02/02/42	38,152	38,728,477

Security	Par (000)	Value

Philippines (continued)
3.75%, 01/14/29	$29,259	$31,676,086
3.95%, 01/20/40	38,075	39,792,563
4.20%, 01/21/24	28,084	29,526,394
5.00%, 01/13/37	25,018	29,555,264
5.50%, 03/30/26	19,757	22,426,368
6.38%, 01/15/32	18,651	24,061,842
6.38%, 10/23/34	35,905	47,937,125
7.75%, 01/14/31	32,991	45,943,596
9.50%, 02/02/30	38,001	56,578,169
10.63%, 03/16/25	28,193	35,843,452
		609,772,389
Poland — 0.8%
Republic of Poland Government International Bond
3.00%, 03/17/23	46,925	47,928,641
3.25%, 04/06/26	46,795	49,511,422
4.00%, 01/22/24	52,038	54,605,628
		152,045,691
Qatar — 3.5%
Qatar Government International Bond
3.25%, 06/02/26(a)	44,999	47,057,704
3.38%, 03/14/24(a)	25,705	26,617,528
3.40%, 04/16/25(a)	25,812	26,999,352
3.75%, 04/16/30(a)	38,560	42,126,800
3.88%, 04/23/23(a)	33,642	34,726,954
4.00%, 03/14/29(a)	51,392	56,531,200
4.40%, 04/16/50(a)	61,647	72,897,577
4.50%, 04/23/28(a)	39,143	43,840,160
4.63%, 06/02/46(a)	25,623	30,907,744
4.82%, 03/14/49(a)	76,702	95,685,745
5.10%, 04/23/48(a)	76,197	98,389,376
5.75%, 01/20/42(a)	12,938	17,417,783
6.40%, 01/20/40(a)	11,149	15,747,963
9.75%, 06/15/30(a)	17,887	27,322,392
		636,268,278
Romania — 1.3%
Romanian Government International Bond
3.00%, 02/27/27(d)	32,600	32,648,900
3.00%, 02/14/31(a)	34,058	33,002,202
3.63%, 03/27/32(d)	28,126	28,126,000
4.00%, 02/14/51(a)	52,844	49,356,296
4.38%, 08/22/23(a)	35,126	36,548,603
5.13%, 06/15/48(a)	31,670	35,193,287
6.13%, 01/22/44(a)	26,028	32,274,720
		247,150,008
Russia — 3.3%
Russian Foreign Bond-Eurobond
4.25%, 06/23/27(a)	42,600	42,557,400
4.38%, 03/21/29(a)	54,000	53,730,000
4.75%, 05/27/26(a)	53,600	54,832,800
4.88%, 09/16/23(a)	48,400	50,142,400
5.10%, 03/28/35(a)	70,200	73,218,600
5.25%, 06/23/47(a)	124,200	134,632,800
5.63%, 04/04/42(a)	52,400	58,321,200
5.88%, 09/16/43(a)	26,800	31,141,600
7.50%, 03/31/30(a)(h)	30,451	32,871,542
12.75%, 06/24/28(a)	44,354	65,377,796
		596,826,138

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Saudi Arabia — 4.6%
KSA Sukuk Ltd.
2.25%, 05/17/31(d)	$23,031	$22,311,281
2.25%, 05/17/31(a)	200	193,750
2.97%, 10/29/29(a)	27,874	28,530,711
3.63%, 04/20/27(a)	50,266	53,156,295
4.30%, 01/19/29(a)	22,290	24,711,809
Saudi Government International Bond
2.25%, 02/02/33(a)	31,128	29,606,152
2.50%, 02/03/27(a)	14,180	14,265,080
2.75%, 02/03/32(a)	11,109	11,127,330
2.88%, 03/04/23(a)	23,495	23,882,668
2.90%, 10/22/25(a)	27,418	28,158,286
3.25%, 10/26/26(a)	61,283	63,856,886
3.25%, 10/22/30(a)	16,576	17,272,192
3.25%, 11/17/51(d)	12,728	11,948,410
3.25%, 11/17/51(a)	1,000	938,750
3.45%, 02/02/61(a)	24,131	22,954,614
3.63%, 03/04/28(a)	53,201	56,526,062
3.75%, 01/21/55(a)	30,090	30,503,737
4.00%, 04/17/25(a)	50,056	53,009,304
4.38%, 04/16/29(a)	44,774	50,096,733
4.50%, 04/17/30(a)	32,010	36,251,325
4.50%, 10/26/46(a)	72,413	81,374,109
4.50%, 04/22/60(a)	32,657	38,167,869
4.63%, 10/04/47(a)	50,270	57,433,475
5.00%, 04/17/49(a)	39,121	47,434,212
5.25%, 01/16/50(a)	37,717	47,476,274
		851,187,314
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	29,120	29,192,800
6.75%, 03/13/48(a)	26,728	24,862,052
		54,054,852
Serbia — 0.2%
Serbia International Bond, 2.13%, 12/01/30(a)	31,797	28,498,061

South Africa — 2.4%
Republic of South Africa Government International Bond
4.30%, 10/12/28	50,208	50,201,724
4.67%, 01/17/24	36,649	38,224,907
4.85%, 09/27/27	25,319	26,178,263
4.85%, 09/30/29	50,151	50,693,258
4.88%, 04/14/26	31,489	32,882,388
5.00%, 10/12/46	23,162	19,890,368
5.38%, 07/24/44	25,410	23,175,508
5.65%, 09/27/47	37,767	34,221,623
5.75%, 09/30/49	75,976	69,508,543
5.88%, 09/16/25	49,794	54,175,872
5.88%, 06/22/30	35,671	38,687,429
		437,839,883
Sri Lanka — 0.8%
Sri Lanka Government International Bond
5.75%, 04/18/23(a)	32,542	17,324,547
6.20%, 05/11/27(a)	39,545	19,310,318
6.75%, 04/18/28(a)	33,504	16,402,302
6.83%, 07/18/26(a)	25,957	12,788,690
6.85%, 03/14/24(a)	26,820	13,699,991
6.85%, 11/03/25(a)	39,586	20,282,877

	Par
Security	(000)	Value

Sri Lanka (continued)
7.55%, 03/28/30(a)	$40,201	$19,580,399
7.85%, 03/14/29(a)	37,060	18,050,536
		137,439,660
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond,
4.50%, 08/04/26(a)	26,036	26,553,466

Tunisia — 0.1%
Tunisian Republic, 5.75%, 01/30/25(a)	26,303	20,384,825

Turkey — 3.9%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(a)	11,010	10,795,305
5.00%, 04/06/23(a)	10,563	10,581,485
5.13%, 06/22/26(d)	31,350	30,376,191
Turkey Government International Bond
3.25%, 03/23/23	11,928	11,829,594
4.25%, 03/13/25	22,560	21,182,430
4.25%, 04/14/26	17,239	15,593,753
4.75%, 01/26/26	20,078	18,672,540
4.88%, 10/09/26	34,270	31,213,544
4.88%, 04/16/43	34,593	24,924,257
5.13%, 02/17/28	22,822	20,273,068
5.25%, 03/13/30	22,442	19,157,052
5.60%, 11/14/24	28,224	27,788,292
5.75%, 03/22/24	28,035	28,022,734
5.75%, 05/11/47	39,953	30,708,875
5.88%, 06/26/31	19,810	17,337,464
5.95%, 01/15/31	25,818	22,700,477
6.00%, 03/25/27	36,420	34,412,347
6.00%, 01/14/41	32,846	26,467,717
6.13%, 10/24/28	31,332	28,997,766
6.35%, 08/10/24	25,799	25,908,646
6.38%, 10/14/25	27,048	26,647,351
6.50%, 09/20/33	15,810	14,044,221
6.63%, 02/17/45	33,269	28,014,578
6.75%, 05/30/40	23,044	19,922,978
6.88%, 03/17/36	31,934	28,796,484
7.25%, 12/23/23	22,329	23,121,680
7.25%, 03/05/38	11,133	10,404,484
7.38%, 02/05/25	36,550	37,322,119
7.63%, 04/26/29	33,602	33,356,285
8.00%, 02/14/34	16,488	16,527,159
11.88%, 01/15/30	15,627	19,351,110
		714,451,986
Ukraine — 2.0%
Ukraine Government International Bond
6.88%, 05/21/29(a)	46,445	38,920,910
7.25%, 03/15/33(a)	69,083	58,029,720
7.38%, 09/25/32(a)	79,091	66,752,804
7.75%, 09/01/23(a)	35,776	32,875,908
7.75%, 09/01/24(a)	34,347	30,639,670
7.75%, 09/01/25(a)	35,478	31,220,640
7.75%, 09/01/26(a)	35,147	30,727,265
7.75%, 09/01/27(a)	34,813	30,426,562
9.75%, 11/01/28(a)	42,548	40,101,490
		359,694,969
United Arab Emirates — 3.2%
Abu Dhabi Government International Bond
0.75%, 09/02/23(a)	21,257	21,044,430

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

United Arab Emirates (continued)
1.63%, 06/02/28(a)	$19,577	$18,891,805
1.70%, 03/02/31(a)	15,991	15,131,484
1.88%, 09/15/31(a)	6,196	5,917,180
1.88%, 09/15/31(d)	14,093	13,458,815
2.13%, 09/30/24(a)	33,226	33,624,712
2.50%, 04/16/25(a)	33,847	34,490,093
2.50%, 09/30/29(a)	31,336	31,649,360
2.70%, 09/02/70(a)	17,035	14,607,512
3.00%, 09/15/51(d)	11,940	11,343,000
3.00%, 09/15/51(a)	4,947	4,699,650
3.13%, 05/03/26(a)	27,498	28,735,410
3.13%, 10/11/27(a)	44,335	46,718,006
3.13%, 04/16/30(a)	33,467	35,307,685
3.13%, 09/30/49(a)	43,788	42,583,830
3.88%, 04/16/50(a)	43,694	48,445,722
4.13%, 10/11/47(a)	31,416	35,892,780
Emirate of Dubai Government International Bonds
3.90%, 09/09/50(a)	14,019	12,838,775
5.25%, 01/30/43(a)	10,526	11,670,703
Finance Department Government of Sharjah, 4.00%,
07/28/50(a)	10,570	8,927,026
RAK Capital, 3.09%, 03/31/25(a)	11,338	11,620,033
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	11,026	10,929,523
3.23%, 10/23/29(a)	9,771	9,690,389
3.85%, 04/03/26(a)	11,151	11,606,100
4.23%, 03/14/28(a)	12,583	13,218,441
UAE International Government Bond
2.00%, 10/19/31(d)	10,471	10,117,604
2.00%, 10/19/31(a)	1,200	1,159,500
2.88%, 10/19/41(d)	10,275	9,979,594
2.88%, 10/19/41(a)	1,400	1,359,750
3.25%, 10/19/61(d)	22,204	21,843,185
3.25%, 10/19/61(a)	1,200	1,180,500
		578,682,597
Uruguay — 2.2%
Uruguay Government International Bond
4.38%, 10/27/27	41,142	45,122,620
4.38%, 01/23/31 (Call 10/23/30)	65,887	74,053,223
4.50%, 08/14/24	23,335	24,440,894
4.98%, 04/20/55	68,481	84,586,417
5.10%, 06/18/50	105,558	131,142,282
7.63%, 03/21/36	28,495	41,626,214
		400,971,650

	Par/
	Shares
Security	(000)	Value

Vietnam — 0.2%
Vietnam Government International Bond, 4.80%,
11/19/24(a)	$26,814	$28,612,214

Zambia — 0.2%
Zambia Government International Bond
8.50%, 04/14/24(a)(e)(f)	26,526	20,027,130
8.97%, 07/30/27(a)(e)(f)	33,211	24,520,096
		44,547,226

Total Foreign Government Obligations — 84.2%
(Cost: $16,869,584,400)		15,423,243,653

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(j)(k)	127,380	127,380,000

Total Short-Term Investments — 0.7%
(Cost: $127,380,000)		127,380,000

Total Investments in Securities — 98.6%
(Cost: $19,671,634,188)		18,073,603,995

Other Assets, Less Liabilities — 1.4%		247,338,700

Net Assets — 100.0%		$18,320,942,695

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)	Perpetual security with no stated maturity date.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or is in default.

(f)	Non-income producing security.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(i)	Zero-coupon bond.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$75,320,000	$52,060,000	(a)	$—	$—	$—	$127,380,000	127,380	$1,370	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan USD Emerging Markets Bond ETF
January 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$2,522,980,342	$—	$2,522,980,342
Foreign Government Obligations	—	15,423,243,653	—	15,423,243,653
Money Market Funds	127,380,000	—	—	127,380,000
	$127,380,000	$17,946,223,995	$—	$18,073,603,995

Portfolio Abbreviations - Fixed Income

PJSC                Public Joint Stock Company